Simpson Thacher & Bartlett llp

425 Lexington Avenue

New York, N.Y. 10017-3954

(212) 455-2000

Facsimile (212) 455-2502

Direct Dial Number	E-Mail Address
212-455-3189	etolley@stblaw.com

January 19, 2005

VIA SPECIAL MESSENGER AND EDGAR

Re:                               Celanese Corporation — Registration Statement on Form S-1,
File No.:  333-120187 (the “Registration Statement”)

Pamela A. Long Lesli Sheppard Division of Corporation Finance Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549

Dear Ms. Long and Ms. Sheppard:

On behalf of Celanese Corporation (the “Registrant”), we are writing to respond to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the “Staff”) dated January 18, 2005 (the “comment letter”) relating to Amendments No. 4 and 5 to the Registration Statement, as filed by the Registrant on January 5 and 13, 2005.  The Registrant has also revised the Registration Statement in response to the Staff’s comments and is filing concurrently with this letter Amendment No. 6 to the Registration Statement (“Amendment No. 6”), which reflects these revisions.

For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the comment letter.  Page references in the text of this letter correspond to the pages of Amendment No. 6.

Recent Developments — page 4

1.                                       We note your response to prior comment 3.

•                       You have not provided us with your computation under Rule 1-02(w) with regard to your determination of whether the disposition of COC and Pemeas GmbH are a “significant”.

•                       Please note that “probable” is defined by Section 506.02 of the Financial Reporting Codification as “…consummation of a transaction is considered to be probable whenever the registrant’s financial statements alone would not provide investors with adequate financial information with which to make an investment decision.” Please reassess whether these dispositions are “probable” based on this definition.

•                       The fact that COC and Pemeas GmbH’s total revenues, assets and liabilities are not material to the Registrant does not render this information “not material” to investors. As previously requested, disclose this information so that a reader can assess the materiality of these businesses as they relate to the Registrant.

As discussed with Jeanne Baker and Marie Trimeloni of the accounting Staff, the Registrant has reassessed whether the above-referenced dispositions are “probable” as defined in Section 506.02 of the Financial Reporting Codification  and has concluded once again that the dispositions are not “probable.”

As requested by the Staff, the Registrant has provided the Rule 1-02(w) computations in Exhibit A hereto.  The Registrant respectfully submits, however, that the computations are not applicable since neither of the two dispositions is “probable.”

As discussed with Jeanne Baker and Marie Trimeloni of the accounting Staff, the Registrant has (1) added disclosure on page 5 as to COC’s and Pemeas GmbH’s total revenues, assets and liabilities and (2) added related disclosure on page 71 in response to the Staff’s comment.  With respect to the revenues of Pemeas GmbH, as we have discussed with the accounting Staff, such revenues were less than $500,000 for each of the periods discussed and, since such revenues round to zero and are thus clearly immaterial, the Registrant has not included them in the revised disclosure. Instead, the disclosure has been revised to indicate that such revenues are immaterial

The Registrant believes that its financial statements, together with its financial and general disclosure information contained in the Registration Statement, including that added in response to the Staff’s comment, provides investors with adequate financial and other information with which to make an investment decision, notwithstanding the lack of pro forma information in respect of the two possible future dispositions.

The Offering — page 7

2.                                       We note your response to our prior comment 7. Please revise to state the total amount and total percentage of proceeds that will go to Blackstone or affiliates.

As we have discussed with you, the Registrant has added the requested disclosure on pages 8, 35 and 52 in response to the Staff’s comment.

We have in the past identified significant deficiencies… page 21

3.                                       We note your response to our prior comment 19. Yet, in the last paragraph, you continue to use the statement “ensure that our internal controls are sufficient.” Please revise or advise.

The Registrant has revised its disclosure on page 22 in response to the Staff’s comment.

Item 16. Exhibits

4.                                       Please file the form of underwriting agreement with your next amendment.

The Registrant has filed the form of underwriting agreement for each offering as Exhibits 1.1 and 1.2 to Amendment No. 6.

Legal Opinion — Exhibit 5.1

5.                                       Please note that you will need to file a signed and dated opinion of counsel prior to effectiveness. We note the use of “form of opinion” here, in Item 16 and in your exhibit index. Please have this language deleted in your next amendment.

As we have previously submitted to you, the Registrant has filed a signed and dated opinion of counsel as Exhibit 5.1 to Amendment No. 6 and deleted the references to “form of opinion” in the Registration Statement.

6.                                       We reissue our prior comment 29. Please have counsel revise its legal opinion to include the shares of common stock into which the convertible perpetual preferred stock may be converted. Please also have counsel cover the preferred stock purchase rights and opine that these are the binding obligations of the company. We recognize that enforceability of the rights against the company may depend on whether a court believes that maintaining the rights is a reasonable response to a particular proposed transaction, and we will not object if you include a qualification to this effect.

As we have previously submitted to you, the Registrant’s counsel has revised its legal opinion to include the shares of common stock into which the convertible preferred stock may be converted, in response to the first sentence of the Staff’s comment.

As we have previously discussed with you, in connection with the Staff’s comment on the rights opinion, the Registrant has decided not to go forward with the adoption of a rights plan at this time and thus is no longer registering the rights under the Registration Statement.

7.                                       We also reissue our prior comment 30. Please have counsel revise to delete the qualifications (1) and (2) in the fourth paragraph.

As we have previously submitted to you, the Registrant’s counsel has deleted the two qualifications referenced above in its legal opinion in response to the Staff’s comment.

* * * * * * *

Please call me (212-455-3189) or Igor Fert (212-455-2255) of my firm if you wish to discuss our responses to the comment letter.

Very truly yours,

/s/ Edward P. Tolley III

Exhibit A

Rule 1-02(w) Computations

(all amounts in $ millions as of and for the year ended December 31, 2003)

	Celanese AG	COC(a)	Pemeas(a)
Total assets as a% of total Celanese AG assets
Total Assets	6,814	69	27
Estimated% of total		1.0%	0.4%

Total investment as% of total assets
Celanese AG total assets/ investment in COC, Pemeas	6,814	22	24
Estimated% of total		0.3%	0.4%

Total pre-tax profit as% of total Celanese AG pre-tax profit (b)
Total pre-tax profit	203	(35)	(12)
Estimated% of total		(14.7% )	(5.6% )

(a)                                  Asset and liability amounts represent estimates

(b)                                 As both subsidiaries have a pre-tax loss, amounts added back to Celanese AG in computing percentage, in accordance with Rule 1-02(w)